Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Assets:
Assets	$ 206,567,832	$ 206,498,802
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative warrant liabilities - Public warrants		13,319,250
Derivative warrant liabilities - Private placement warrants		7,907,700
Total Fair Value		21,226,950
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets:
Assets
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Liabilities:
Liabilities		13,319,250
Fair Value, Inputs, Level 3 [Member] | PrivatePlacementWarrantMember
Liabilities:
Liabilities		7,907,700
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative warrant liabilities - Public warrants	8,260,000
Derivative warrant liabilities - Private placement warrants
Total Fair Value		206,498,802
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets:
Assets		206,498,802
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Liabilities:
Liabilities
Fair Value, Inputs, Level 1 [Member] | PrivatePlacementWarrantMember
Liabilities:
Liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private placement warrants	$ 4,904,000
Total Fair Value
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets:
Assets
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Liabilities:
Liabilities
Fair Value, Inputs, Level 2 [Member] | PrivatePlacementWarrantMember
Liabilities:
Liabilities